Corporate Information and Basis of Presentation (Details) customer in Millions	12 Months Ended
Dec. 31, 2019 employee customer class country
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of customers | customer	0.5
Number of major customer classes | class	2,000,000
Number of employees | employee	5,100
Number of countries with employees in direct subsidiaries (at least)	35
Number of countries products are marketed in (more than)	130